PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)

Common Stocks – 41.7% of Net Assets

	Aerospace & Defense – 0.9%
205	AAR Corp.(a)	$9,086
45	Axon Enterprise, Inc.(a)	6,545
471	Boeing Co. (The)(a)	67,122
42	L3Harris Technologies, Inc.	10,352
29	Lockheed Martin Corp.	14,114
66	Moog, Inc., Class A	5,593
8	Northrop Grumman Corp.	4,392
109	Raytheon Technologies Corp.	10,335

		127,539

	Air Freight & Logistics – 0.3%
285	Expeditors International of Washington, Inc.	27,887
14	FedEx Corp.	2,244
84	GXO Logistics, Inc.(a)	3,070
56	United Parcel Service, Inc., Class B	9,395

		42,596

	Airlines – 0.2%
210	Alaska Air Group, Inc.(a)	9,337
206	Delta Air Lines, Inc.(a)	6,990
658	JetBlue Airways Corp.(a)	5,290

		21,617

	Auto Components – 0.3%
36	Aptiv PLC(a)	3,279
625	BorgWarner, Inc.	23,456
441	Dana, Inc.	7,038
77	Dorman Products, Inc.(a)	6,285
59	Visteon Corp.(a)	7,698

		47,756

	Automobiles – 0.7%
915	General Motors Co.	35,914
272	Tesla, Inc.(a)	61,891
62	Thor Industries, Inc.	5,051

		102,856

	Banks – 2.1%
267	Ameris Bancorp	13,753
805	Bank of America Corp.	29,012
305	Cadence Bank	8,433
823	Citigroup, Inc.	37,743
108	Citizens Financial Group, Inc.	4,417
46	First Republic Bank	5,525
1,442	FNB Corp.	20,837
1,006	Fulton Financial Corp.	18,339
445	Huntington Bancshares, Inc.	6,755
271	International Bancshares Corp.	13,442

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
148	JPMorgan Chase & Co.	$18,630
169	KeyCorp	3,020
92	PNC Financial Services Group, Inc. (The)	14,888
133	Regions Financial Corp.	2,919
314	Truist Financial Corp.	14,064
419	Trustmark Corp.	15,323
135	U.S. Bancorp	5,731
255	Webster Financial Corp.	13,836
959	Wells Fargo & Co.	44,105
112	Wintrust Financial Corp.	10,486

		301,258

	Beverages – 0.9%
53	Boston Beer Co., Inc. (The), Class A(a)	19,785
254	Coca-Cola Co. (The)	15,202
155	Keurig Dr Pepper, Inc.	6,020
765	Monster Beverage Corp.(a)	71,696
104	PepsiCo, Inc.	18,884

		131,587

	Biotechnology – 1.4%
86	AbbVie, Inc.	12,590
245	Alnylam Pharmaceuticals, Inc.(a)	50,779
36	Amgen, Inc.	9,733
146	Arrowhead Pharmaceuticals, Inc.(a)	5,082
26	Biogen, Inc.(a)	7,369
177	BioMarin Pharmaceutical, Inc.(a)	15,333
278	CRISPR Therapeutics AG(a)	14,551
127	Gilead Sciences, Inc.	9,964
176	Halozyme Therapeutics, Inc.(a)	8,415
61	Incyte Corp.(a)	4,535
76	Neurocrine Biosciences, Inc.(a)	8,749
66	Regeneron Pharmaceuticals, Inc.(a)	49,417
24	United Therapeutics Corp.(a)	5,533
10	Vertex Pharmaceuticals, Inc.(a)	3,120

		205,170

	Building Products – 0.5%
122	Builders FirstSource, Inc.(a)	7,522
43	Carlisle Cos., Inc.	10,268
81	Carrier Global Corp.	3,221
275	Fortune Brands Home & Security, Inc.	16,588
34	Lennox International, Inc.	7,941
412	Masco Corp.	19,063
101	Owens Corning	8,647
86	Trex Co., Inc.(a)	4,136

		77,386

	Capital Markets – 2.4%
18	Ameriprise Financial, Inc.	5,564
612	Bank of New York Mellon Corp. (The)	25,771

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – continued
9	BlackRock, Inc.	$5,813
34	Cboe Global Markets, Inc.	4,233
418	Charles Schwab Corp. (The)	33,302
56	CME Group, Inc.	9,705
67	FactSet Research Systems, Inc.	28,508
92	Goldman Sachs Group, Inc. (The)	31,695
358	Intercontinental Exchange, Inc.	34,214
219	Janus Henderson Group PLC	4,987
927	KKR & Co., Inc.	45,080
12	MarketAxess Holdings, Inc.	2,928
19	Moody’s Corp.	5,033
51	Morgan Stanley	4,191
56	MSCI, Inc.	26,256
27	Northern Trust Corp.	2,277
18	S&P Global, Inc.	5,783
424	SEI Investments Co.	23,023
520	State Street Corp.	38,480
43	Virtus Investment Partners, Inc.	7,374

		344,217

	Chemicals – 0.4%
36	Air Products & Chemicals, Inc.	9,014
40	DuPont de Nemours, Inc.	2,288
121	HB Fuller Co.	8,435
84	Innospec, Inc.	8,399
49	Linde PLC	14,570
161	Livent Corp.(a)	5,083
100	Minerals Technologies, Inc.	5,501
58	Stepan Co.	6,058

		59,348

	Commercial Services & Supplies – 0.2%
60	MSA Safety, Inc.	8,054
72	Tetra Tech, Inc.	10,172
127	Viad Corp.(a)	4,735
21	Waste Management, Inc.	3,326

		26,287

	Communications Equipment – 0.1%
144	Ciena Corp.(a)	6,898
23	F5, Inc.(a)	3,287
80	Lumentum Holdings, Inc.(a)	5,956

		16,141

	Construction & Engineering – 0.1%
236	AECOM	17,766

	Construction Materials – 0.1%
23	Martin Marietta Materials, Inc.	7,728
55	Vulcan Materials Co.	9,003

		16,731

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.7%
1,285	Ally Financial, Inc.	$35,415
176	American Express Co.	26,127
338	Capital One Financial Corp.	35,835

		97,377

	Containers & Packaging – 0.1%
31	Ball Corp.	1,531
195	Sonoco Products Co.	12,106

		13,637

	Distributors – 0.1%
41	Genuine Parts Co.	7,292

	Diversified Consumer Services – 0.1%
71	Grand Canyon Education, Inc.(a)	7,145
147	Service Corp. International	8,909

		16,054

	Diversified Telecommunication Services – 0.3%
570	AT&T, Inc.	10,391
156	Iridium Communications, Inc.(a)	8,039
207	Lumen Technologies, Inc.	1,523
686	Verizon Communications, Inc.	25,636

		45,589

	Electric Utilities – 0.3%
158	American Electric Power Co., Inc.	13,891
184	Eversource Energy	14,036
82	IDACORP, Inc.	8,585

		36,512

	Electrical Equipment – 0.4%
84	Eaton Corp. PLC	12,606
110	Emerson Electric Co.	9,526
56	Hubbell, Inc.	13,299
66	Regal Rexnord Corp.	8,351
19	Rockwell Automation, Inc.	4,851
181	Sunrun, Inc.(a)	4,074

		52,707

	Electronic Equipment, Instruments & Components – 0.5%
119	Advanced Energy Industries, Inc.	9,359
85	Amphenol Corp., Class A	6,446
246	Avnet, Inc.	9,887
155	Cognex Corp.	7,166
56	Corning, Inc.	1,801
31	Keysight Technologies, Inc.(a)	5,399
30	Littelfuse, Inc.	6,607
86	Mobileye Global, Inc., Class A(a)	2,269
144	TE Connectivity Ltd.	17,601
12	Teledyne Technologies, Inc.(a)	4,776

		71,311

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.2%
788	Archrock, Inc.	$5,918
131	Baker Hughes Co.	3,624
345	ChampionX Corp.	9,874
115	Schlumberger NV	5,983

		25,399

	Entertainment – 1.7%
172	Activision Blizzard, Inc.	12,521
76	Electronic Arts, Inc.	9,573
319	Netflix, Inc.(a)	93,110
181	Take-Two Interactive Software, Inc.(a)	21,445
787	Walt Disney Co. (The)(a)	83,847
2,074	Warner Bros. Discovery, Inc.(a)	26,962

		247,458

	Food & Staples Retailing – 0.4%
122	BJ’s Wholesale Club Holdings, Inc.(a)	9,443
24	Costco Wholesale Corp.	12,036
68	Kroger Co. (The)	3,216
219	SpartanNash Co.	7,820
280	Sprouts Farmers Market, Inc.(a)	8,260
81	Walgreens Boots Alliance, Inc.	2,956
112	Walmart, Inc.	15,941

		59,672

	Food Products – 0.8%
205	Campbell Soup Co.	10,846
174	Conagra Brands, Inc.	6,386
109	Darling Ingredients, Inc.(a)	8,554
162	General Mills, Inc.	13,216
30	Hershey Co. (The)	7,163
177	Hormel Foods Corp.	8,222
80	Ingredion, Inc.	7,130
54	J.M. Smucker Co. (The)	8,136
158	Kellogg Co.	12,138
115	Kraft Heinz Co. (The)	4,424
102	McCormick & Co., Inc.	8,021
215	Mondelez International, Inc., Class A	13,218

		107,454

	Gas Utilities – 0.1%
268	New Jersey Resources Corp.	11,963
91	ONE Gas, Inc.	7,051

		19,014

	Health Care Equipment & Supplies – 0.7%
106	Abbott Laboratories	10,488

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – continued
75	Baxter International, Inc.	$4,076
38	Becton Dickinson & Co.	8,967
11	Cooper Cos., Inc. (The)	3,007
17	Edwards Lifesciences Corp.(a)	1,231
85	Globus Medical, Inc., Class A(a)	5,695
64	Haemonetics Corp.(a)	5,437
74	Intuitive Surgical, Inc.(a)	18,239
199	LeMaitre Vascular, Inc.	8,636
129	Medtronic PLC	11,267
43	Penumbra, Inc.(a)	7,373
25	Shockwave Medical, Inc.(a)	7,329
63	STAAR Surgical Co.(a)	4,465
9	Teleflex, Inc.	1,931

		98,141

	Health Care Providers & Services – 1.0%
123	Acadia Healthcare Co., Inc.(a)	10,000
61	Centene Corp.(a)	5,193
20	Chemed Corp.	9,337
19	Cigna Corp.	6,138
105	CVS Health Corp.	9,944
20	Elevance Health, Inc.	10,936
78	Encompass Health Corp.	4,246
146	HCA Healthcare, Inc.	31,751
66	Henry Schein, Inc.(a)	4,518
16	Humana, Inc.	8,929
19	Laboratory Corp. of America Holdings	4,215
215	Select Medical Holdings Corp.	5,521
115	Tenet Healthcare Corp.(a)	5,101
50	UnitedHealth Group, Inc.	27,758

		143,587

	Health Care Technology – 0.4%
904	Doximity, Inc., Class A(a)	23,929
157	Veeva Systems, Inc., Class A(a)	26,366

		50,295

	Hotels, Restaurants & Leisure – 1.3%
26	Booking Holdings, Inc.(a)	48,606
2	Chipotle Mexican Grill, Inc.(a)	2,997
91	Hilton Worldwide Holdings, Inc.	12,309
66	Jack in the Box, Inc.	5,823
88	Marriott Vacations Worldwide Corp.	13,003
68	McDonald’s Corp.	18,541
452	Starbucks Corp.	39,139
200	Travel & Leisure Co.	7,596
458	Yum China Holdings, Inc.	18,938
186	Yum! Brands, Inc.	21,994

		188,946

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.3%
43	DR Horton, Inc.	$3,306
245	KB Home	7,061
96	Meritage Homes Corp.(a)	7,311
544	PulteGroup, Inc.	21,755
330	Taylor Morrison Home Corp.(a)	8,692

		48,125

	Household Products – 0.4%
162	Church & Dwight Co., Inc.	12,009
71	Colgate-Palmolive Co.	5,243
243	Procter & Gamble Co. (The)	32,725

		49,977

	Independent Power & Renewable Electricity Producers – 0.1%
408	AES Corp. (The)	10,673

	Industrial Conglomerates – 0.3%
109	3M Co.	13,711
129	General Electric Co.	10,038
111	Honeywell International, Inc.	22,646

		46,395

	Insurance – 1.2%
30	Allstate Corp. (The)	3,787
357	American International Group, Inc.	20,349
30	Assurant, Inc.	4,076
41	Chubb Ltd.	8,810
140	First American Financial Corp.	7,056
85	Hanover Insurance Group, Inc. (The)	12,452
95	Hartford Financial Services Group, Inc. (The)	6,879
39	Marsh & McLennan Cos., Inc.	6,298
70	Prudential Financial, Inc.	7,363
218	Reinsurance Group of America, Inc.	32,083
121	Selective Insurance Group, Inc.	11,868
78	Travelers Cos., Inc. (The)	14,388
165	Willis Towers Watson PLC	36,005

		171,414

	Interactive Media & Services – 1.8%
606	Alphabet, Inc., Class A(a)	57,273
1,090	Alphabet, Inc., Class C(a)	103,179
664	Meta Platforms, Inc., Class A(a)	61,858
1,226	Pinterest, Inc., Class A(a)	30,160
229	Yelp, Inc.(a)	8,796

		261,266

	Internet & Direct Marketing Retail – 1.4%
223	Alibaba Group Holding Ltd., Sponsored ADR(a)	14,178
1,365	Amazon.com, Inc.(a)	139,831
579	eBay, Inc.	23,067
173	Etsy, Inc.(a)	16,247

		193,323

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 2.1%
42	Accenture PLC, Class A	$11,924
40	Automatic Data Processing, Inc.	9,668
246	Block, Inc.(a)	14,777
141	Cognizant Technology Solutions Corp., Class A	8,777
55	Concentrix Corp.	6,723
296	Fiserv, Inc.(a)	30,411
80	Gartner, Inc.(a)	24,154
196	Global Payments, Inc.	22,395
41	International Business Machines Corp.	5,670
20	Jack Henry & Associates, Inc.	3,981
45	Mastercard, Inc., Class A	14,768
24	Paychex, Inc.	2,839
344	PayPal Holdings, Inc.(a)	28,752
59	Perficient, Inc.(a)	3,951
448	Shopify, Inc., Class A(a)	15,335
13	VeriSign, Inc.(a)	2,606
431	Visa, Inc., Class A	89,286
42	WEX, Inc.(a)	6,894

		302,911

	Leisure Products – 0.1%
426	Mattel, Inc.(a)	8,077

	Life Sciences Tools & Services – 0.4%
29	Agilent Technologies, Inc.	4,012
13	Danaher Corp.	3,271
129	Illumina, Inc.(a)	29,518
45	Repligen Corp.(a)	8,212
9	Thermo Fisher Scientific, Inc.	4,626

		49,639

	Machinery – 1.1%
61	AGCO Corp.	7,574
31	Caterpillar, Inc.	6,710
27	Chart Industries, Inc.(a)	6,018
65	Cummins, Inc.	15,893
43	Deere & Co.	17,020
55	Dover Corp.	7,188
84	Fortive Corp.	5,368
18	Illinois Tool Works, Inc.	3,844
136	ITT, Inc.	10,389
107	Oshkosh Corp.	9,416
192	PACCAR, Inc.	18,591
114	Parker-Hannifin Corp.	33,131
136	Terex Corp.	5,514
119	Toro Co. (The)	12,546

		159,202

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.6%
7	Cable One, Inc.	$6,016
88	Charter Communications, Inc., Class A(a)	32,351
731	Comcast Corp., Class A	23,202
312	Interpublic Group of Cos., Inc. (The)	9,294
149	New York Times Co. (The), Class A	4,315
83	Omnicom Group, Inc.	6,038
72	Paramount Global, Class B	1,319

		82,535

	Metals & Mining – 0.3%
94	Alcoa Corp.	3,669
262	Cleveland-Cliffs, Inc.(a)	3,403
183	Commercial Metals Co.	8,327
54	Newmont Corp.	2,285
16	Nucor Corp.	2,102
55	Reliance Steel & Aluminum Co.	11,081
134	Steel Dynamics, Inc.	12,603

		43,470

	Multi-Utilities – 0.1%
101	Consolidated Edison, Inc.	8,884
43	DTE Energy Co.	4,821
29	WEC Energy Group, Inc.	2,648

		16,353

	Multiline Retail – 0.1%
128	Kohl’s Corp.	3,833
295	Macy’s, Inc.	6,151
39	Target Corp.	6,406

		16,390

	Oil, Gas & Consumable Fuels – 2.1%
675	Antero Midstream Corp.	7,189
849	APA Corp.	38,596
156	Chevron Corp.	28,220
443	CNX Resources Corp.(a)	7,447
361	ConocoPhillips	45,519
62	Diamondback Energy, Inc.	9,741
372	EOG Resources, Inc.	50,785
242	EQT Corp.	10,125
315	Exxon Mobil Corp.	34,905
135	HF Sinclair Corp.	8,258
479	Kinder Morgan, Inc.	8,679
170	Marathon Oil Corp.	5,177
39	Occidental Petroleum Corp.	2,831
88	ONEOK, Inc.	5,220
44	Phillips 66	4,589
15	Pioneer Natural Resources Co.	3,846
236	Range Resources Corp.	6,721
893	Southwestern Energy Co.(a)	6,189
35	Valero Energy Corp.	4,394
177	Williams Cos., Inc. (The)	5,793

		294,224

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 1.6%
242	Bristol-Myers Squibb Co.	$18,748
33	Catalent, Inc.(a)	2,169
25	Eli Lilly & Co.	9,052
58	Jazz Pharmaceuticals PLC(a)	8,340
237	Johnson & Johnson	41,231
238	Merck & Co., Inc.	24,086
473	Novartis AG, Sponsored ADR	38,374
175	Novo Nordisk A/S, Sponsored ADR	19,047
133	Perrigo Co. PLC	5,357
327	Pfizer, Inc.	15,222
706	Roche Holding AG, Sponsored ADR	29,186
71	Zoetis, Inc.	10,705

		221,517

	Professional Services – 0.3%
113	Equifax, Inc.	19,158
82	Exponent, Inc.	7,811
111	Korn Ferry	6,171
46	Leidos Holdings, Inc.	4,673
66	ManpowerGroup, Inc.	5,170

		42,983

	Real Estate Management & Development – 0.2%
372	CBRE Group, Inc., Class A(a)	26,390
55	Jones Lang LaSalle, Inc.(a)	8,750

		35,140

	REITs – Apartments – 0.1%
33	AvalonBay Communities, Inc.	5,779
49	Camden Property Trust	5,662
124	Equity Residential	7,814

		19,255

	REITs – Diversified – 0.2%
566	American Assets Trust, Inc.	15,554
17	American Tower Corp.	3,522
10	Crown Castle, Inc.	1,332
145	VICI Properties, Inc.	4,643
87	Weyerhaeuser Co.	2,691

		27,742

	REITs – Health Care – 0.1%
562	Physicians Realty Trust	8,464
48	Ventas, Inc.	1,878
21	Welltower, Inc.	1,282

		11,624

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Hotels – 0.0%
146	Host Hotels & Resorts, Inc.	$2,756

	REITs – Mortgage – 0.0%
388	KKR Real Estate Finance Trust, Inc.	6,759

	REITs – Office Property – 0.3%
990	Brandywine Realty Trust	6,494
486	Corporate Office Properties Trust	12,952
338	Douglas Emmett, Inc.	5,945
450	Easterly Government Properties, Inc.	7,826
150	Kilroy Realty Corp.	6,411

		39,628

	REITs – Shopping Centers – 0.1%
802	Brixmor Property Group, Inc.	17,091

	REITs – Single Tenant – 0.1%
273	National Retail Properties, Inc.	11,474

	REITs – Warehouse/Industrials – 0.0%
30	ProLogis, Inc.	3,323

	Road & Rail – 0.3%
248	CSX Corp.	7,207
22	J.B. Hunt Transport Services, Inc.	3,764
44	Norfolk Southern Corp.	10,035
87	Ryder System, Inc.	7,004
486	Uber Technologies, Inc.(a)	12,913
28	Union Pacific Corp.	5,520

		46,443

	Semiconductors & Semiconductor Equipment – 1.4%
63	Advanced Micro Devices, Inc.(a)	3,784
95	Analog Devices, Inc.	13,549
19	Broadcom, Inc.	8,932
83	Cirrus Logic, Inc.(a)	5,571
52	First Solar, Inc.(a)	7,570
375	Intel Corp.	10,661
184	Lattice Semiconductor Corp.(a)	8,926
71	Micron Technology, Inc.	3,841
500	NVIDIA Corp.	67,485
44	Qorvo, Inc.(a)	3,788
291	QUALCOMM, Inc.	34,239
58	Silicon Laboratories, Inc.(a)	6,665
37	Synaptics, Inc.(a)	3,278
89	Texas Instruments, Inc.	14,296
48	Universal Display Corp.	4,571
83	Wolfspeed, Inc.(a)	6,536

		203,692

	Software – 3.3%
75	Adobe, Inc.(a)	23,887

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
30	ANSYS, Inc.(a)	$6,635
25	Aspen Technology, Inc.(a)	6,036
266	Autodesk, Inc.(a)	57,004
23	Cadence Design Systems, Inc.(a)	3,482
96	CommVault Systems, Inc.(a)	5,845
18	Fair Isaac Corp.(a)	8,619
12	Intuit, Inc.	5,130
407	Microsoft Corp.	94,477
121	NortonLifeLock, Inc.	2,726
1,224	Oracle Corp.	95,558
45	Paylocity Holding Corp.(a)	10,430
60	Qualys, Inc.(a)	8,554
23	Roper Technologies, Inc.	9,534
402	Salesforce, Inc.(a)	65,361
53	SPS Commerce, Inc.(a)	6,706
14	Synopsys, Inc.(a)	4,096
15	Tyler Technologies, Inc.(a)	4,850
313	Workday, Inc., Class A(a)	48,772

		467,702

	Specialty Retail – 0.5%
28	Asbury Automotive Group, Inc.(a)	4,417
17	Best Buy Co., Inc.	1,163
89	Boot Barn Holdings, Inc.(a)	5,055
82	Dick’s Sporting Goods, Inc.	9,328
54	Five Below, Inc.(a)	7,903
57	Home Depot, Inc. (The)	16,880
26	Lithia Motors, Inc.	5,152
140	TJX Cos., Inc. (The)	10,094
58	Williams-Sonoma, Inc.	7,182

		67,174

	Technology Hardware, Storage & Peripherals – 0.5%
416	Apple, Inc.	63,790
177	Hewlett Packard Enterprise Co.	2,526
99	HP, Inc.	2,734

		69,050

	Textiles, Apparel & Luxury Goods – 0.3%
53	Crocs, Inc.(a)	3,750
34	Deckers Outdoor Corp.(a)	11,898
92	NIKE, Inc., Class B	8,526
1,708	Under Armour, Inc., Class A(a)	12,725

		36,899

	Thrifts & Mortgage Finance – 0.1%
1,123	MGIC Investment Corp.	15,329

	Trading Companies & Distributors – 0.0%
56	GATX Corp.	5,864

Information Classification: Limited Access

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.2%
86	American States Water Co.	$7,779
37	American Water Works Co., Inc.	5,378
189	Essential Utilities, Inc.	8,358

		21,515

	Total Common Stocks (Identified Cost $6,310,033)	5,945,634

Principal Amount

Bonds and Notes – 15.7%

	Automotive – 0.3%
$ 27,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	24,846
8,000	Lear Corp., 4.250%, 5/15/2029	7,005
15,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	12,263

		44,114

	Banking – 2.4%
22,000	American Express Co., 3.700%, 8/03/2023	21,770
24,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	21,418
20,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	19,659
13,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	12,719
29,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	24,789
22,000	Citigroup, Inc., 4.600%, 3/09/2026	21,086
22,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	20,956
23,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	22,218
28,000	KeyCorp, MTN, 2.550%, 10/01/2029	22,545
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	9,706
12,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	10,950
16,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	13,567
27,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	24,363
13,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	12,400
13,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	12,466
16,000	State Street Corp., 2.400%, 1/24/2030	13,064

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 16,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	$12,141
27,000	Truist Bank, 3.200%, 4/01/2024	26,226
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	22,568

		344,611

	Brokerage – 0.3%
27,000	BlackRock, Inc., 2.400%, 4/30/2030	22,116
29,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	18,144

		40,260

	Building Materials – 0.2%
13,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	10,644
24,000	Owens Corning, 3.950%, 8/15/2029	21,060

		31,704

	Chemicals – 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	4,916

	Diversified Manufacturing – 0.2%
28,000	3M Co., 3.050%, 4/15/2030	23,961
13,000	Emerson Electric Co., 2.000%, 12/21/2028	10,829

		34,790

	Electric – 0.8%
22,000	Duke Energy Corp., 3.750%, 4/15/2024	21,585
29,000	Entergy Corp., 0.900%, 9/15/2025	25,400
14,000	Exelon Corp., 4.050%, 4/15/2030	12,560
31,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	24,607
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	9,635
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,637
22,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	20,573

		117,997

	Environmental – 0.1%
14,000	Republic Services, Inc., 1.450%, 2/15/2031	10,437
8,000	Waste Management, Inc., 2.950%, 6/01/2041	5,618

		16,055

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – 0.2%
$ 14,000	Ares Capital Corp., 3.250%, 7/15/2025	$12,630
14,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,610

		24,240

	Food & Beverage – 0.6%
27,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	23,445
27,000	General Mills, Inc., 4.000%, 4/17/2025	26,247
11,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,151
26,000	PepsiCo, Inc., 2.750%, 3/19/2030	22,462

		81,305

	Government Owned - No Guarantee – 0.4%
18,000	Equinor ASA, 3.625%, 4/06/2040	14,005
40,000	Federal National Mortgage Association, 6.625%, 11/15/2030	45,724

		59,729

	Health Insurance – 0.3%
26,000	Elevance Health, Inc., 4.101%, 3/01/2028	24,361
19,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	19,195

		43,556

	Healthcare – 0.5%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,230
24,000	Cigna Corp., 3.750%, 7/15/2023	23,752
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,630
12,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	11,328
12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	11,019
15,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	12,535

		73,494

	Integrated Energy – 0.3%
25,000	Exxon Mobil Corp., 2.992%, 3/19/2025	23,919
18,000	Shell International Finance BV, 6.375%, 12/15/2038	18,988

		42,907

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – 0.1%
$ 6,000	Athene Holding Ltd., 6.150%, 4/03/2030	$5,822
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	15,340

		21,162

	Mortgage Related – 3.2%
109,823	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	89,994
34,987	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	29,794
64,059	FHLMC, 3.500%, 5/01/2052	56,412
5,877	FHLMC, 4.000%, 7/01/2052	5,348
90,663	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	71,701
81,790	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	67,301
88,582	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	75,839
60,816	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	53,669
2,435	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	2,236
2,497	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	2,380

		454,674

	Natural Gas – 0.2%
30,000	NiSource, Inc., 0.950%, 8/15/2025	26,565

	Pharmaceuticals – 0.4%
23,000	AbbVie, Inc., 3.600%, 5/14/2025	22,070
13,000	Biogen, Inc., 2.250%, 5/01/2030	10,223
14,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	12,718
9,000	Viatris, Inc., 3.850%, 6/22/2040	5,609

		50,620

	Property & Casualty Insurance – 0.0%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,813

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.2%
$ 27,000	CSX Corp., 2.600%, 11/01/2026	$24,476

	REITs - Apartments – 0.1%
12,000	Essex Portfolio LP, 3.000%, 1/15/2030	9,766

	REITs - Health Care – 0.1%
12,000	Welltower, Inc., 2.800%, 6/01/2031	9,245

	REITs - Office Property – 0.4%
24,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	22,725
12,000	Boston Properties LP, 2.750%, 10/01/2026	10,629
30,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	22,624

		55,978

	REITs - Single Tenant – 0.1%
8,000	Realty Income Corp., 3.400%, 1/15/2028	7,172
6,000	Spirit Realty LP, 2.700%, 2/15/2032	4,241

		11,413

	REITs - Warehouse/Industrials – 0.1%
14,000	Prologis LP, 1.250%, 10/15/2030	10,248

	Restaurants – 0.2%
28,000	Starbucks Corp., 2.250%, 3/12/2030	22,685

	Retailers – 0.3%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,053
33,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	26,678

		37,731

	Technology – 0.8%
25,000	Apple, Inc., 2.500%, 2/09/2025	23,847
12,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	9,894
14,000	Intel Corp., 2.450%, 11/15/2029	11,572
23,000	International Business Machines Corp., 4.000%, 6/20/2042	17,764
13,000	NVIDIA Corp., 2.850%, 4/01/2030	11,061

Information Classification: Limited Access

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$ 22,000	Oracle Corp., 2.950%, 5/15/2025	$20,684
30,000	QUALCOMM, Inc., 1.650%, 5/20/2032	22,530

		117,352

	Treasuries – 2.5%
44,000	U.S. Treasury Bond, 1.250%, 5/15/2050	22,672
25,000	U.S. Treasury Bond, 2.250%, 5/15/2041	18,026
21,000	U.S. Treasury Bond, 2.500%, 5/15/2046	14,984
73,000	U.S. Treasury Bond, 2.875%, 11/15/2046	56,150
67,000	U.S. Treasury Bond, 3.000%, 5/15/2045	52,849
34,000	U.S. Treasury Bond, 3.000%, 2/15/2048	26,848
39,000	U.S. Treasury Bond, 3.000%, 2/15/2049	31,118
95,000	U.S. Treasury Note, 0.375%, 11/30/2025	83,997
57,000	U.S. Treasury Note, 2.125%, 12/31/2022	56,824

		363,468

	Utility Other – 0.1%
15,000	Essential Utilities, Inc., 4.276%, 5/01/2049	11,111

	Wireless – 0.1%
23,000	Vodafone Group PLC, 6.150%, 2/27/2037	21,653

	Wirelines – 0.2%
10,000	AT&T, Inc., 3.650%, 6/01/2051	6,652
25,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	24,983

		31,635

	Total Bonds and Notes (Identified Cost $2,639,642)	2,244,273

Shares

Exchange-Traded Funds – 5.7%
13,638	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $986,475)	810,097

Mutual Funds – 9.3%
43,440	WCM Focused Emerging Markets Fund, Institutional Class	499,130
44,488	WCM Focused International Growth Fund, Institutional Class	819,916

	Total Mutual Funds (Identified Cost $1,753,333)	1,319,046

Information Classification: Limited Access

Shares	Description	Value (†)

Affiliated Mutual Funds – 24.8%
74,415	Loomis Sayles Inflation Protected Securities Fund, Class N	$716,612
81,482	Loomis Sayles Limited Term Government and Agency Fund, Class N	863,715
138,862	Mirova Global Green Bond Fund, Class N	1,142,835
83,964	Mirova International Sustainable Equity Fund, Class N	810,248

	Total Affiliated Mutual Funds (Identified Cost $4,199,042)	3,533,410

Principal Amount

Short-Term Investments – 3.1%
$ 437,078	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $437,092 on 11/01/2022 collateralized by $457,600 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $446,249 including accrued interest(d) (Identified Cost $437,078)	437,078

	Total Investments – 100.3% (Identified Cost $16,325,603)	14,289,538
	Other assets less liabilities – (0.3)%	(40,746)

	Net Assets – 100.0%	$14,248,792

Information Classification: Limited Access

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $19,600 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Information Classification: Limited Access

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$774,757	$378,769	$301,810	$471	$(135,575)	$716,612	74,415	$47,157
Loomis Sayles Limited Term Government and Agency Fund, Class N	812,570	500,960	398,804	(16,647)	(34,364)	863,715	81,482	9,078
Mirova Global Green Bond Fund, Class N	1,028,726	678,927	359,482	(52,108)	(153,228)	1,142,835	138,862	15,600
Mirova International Sustainable Equity Fund, Class N	937,483	434,702	303,567	(16,444)	(241,926)	810,248	83,964	—

	$3,553,536	$1,993,358	$1,363,663	$(84,728)	$(565,093)	$3,533,410	378,723	$71,835

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,945,634	$—	$—	$5,945,634
Bonds and Notes*	—	2,244,273	—	2,244,273
Exchange-Traded Funds	810,097	—	—	810,097
Mutual Funds	1,319,046	—	—	1,319,046
Affiliated Mutual Funds	3,533,410	—	—	3,533,410
Short-Term Investments	—	437,078	—	437,078

Total	$11,608,187	$2,681,351	$—	$14,289,538

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	62.4%
Fixed Income	34.8
Short-Term Investments	3.1

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%